(12) INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	R$ 980,362	R$ 1,001,550
Share of profit (loss)	334,198	312,390	R$ 311,414
At fair value [member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	10,060	10,640
Share of profit (loss)	(579)	(579)	(579)
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	175,189	187,654
Share of profit (loss)	791	11,849	9,853
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	175,122	176,998
Share of profit (loss)	101,392	85,808	117,112
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	378,558	385,870
Share of profit (loss)	127,250	120,651	117,451
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of equity	241,433	240,388
Share of profit (loss)	R$ 105,343	R$ 94,663	R$ 67,577